Derivative Instruments - Schedule of Net Gains and Loss on Derivative Contracts (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain (loss) on derivative contracts	$ (83,642)	$ (9,614)	$ 78,054	$ (6,797)	$ 0
Net cash (paid) received upon settlement of derivative contracts	$ 5,382	(4,138)	$ (33,279)	2,705
Net cash received upon settlement of derivative contracts prior to contractual maturity		$ 400		$ 1,300